Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Details) - Schedule of basic and diluted net income (loss) per share attributable to ordinary shareholders - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Income Loss Per Share Attributable To Ordinary Shareholders Abstract
Net income (loss) applicable to shareholders of ordinary shares	$ (2,201)	$ (1,540)	$ 112
Shares of ordinary share used in computing basic and diluted net loss per share	4,643,879	2,892,347	2,888,768
Net loss per share of ordinary share, basic and diluted	$ (0.47)	$ (0.53)	$ 0.04